Voya Investment Management

First Quarter Report

May 31, 2018

Voya Prime Rate Trust

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INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2018

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	22
Additional Information	56

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF May 31, 2018
Net Assets	$836,301,697
Total Assets	$1,251,220,018
Assets Invested in Senior Loans	$1,221,895,718
Senior Loans Represented	496
Average Amount Outstanding per Loan	$2,463,499
Industries Represented	39
Average Loan Amount per Industry	$31,330,659
Portfolio Turnover Rate (YTD)	22%
Weighted Average Days to Interest Rate Reset	31
Average Loan Final Maturity	65 months
Total Leverage as a Percentage of Total Assets	25.70%

PERFORMANCE SUMMARY

The Trust declared $0.07 of dividends during the first fiscal quarter ended May 31, 2018. Based on the average month-end net asset value ("NAV") per share of $5.66 for the first fiscal quarter, the annualized distribution rate(1) was 4.98% for the first fiscal quarter. The Trust's total return for the first fiscal quarter, based on NAV(4), was 0.78%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of 0.87% for the same quarter. For the twelve-month period ended May 31, 2018, the Trust's total return, based on NAV(4), was 4.01%(2), versus a total return on the Index of 4.20%. The total market value return(5) for the Trust's Common Shares during the first fiscal quarter was 0.33% and for the twelve-month period ended May 31, 2018 was (0.18)%.

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the investment adviser. Had all fees and expenses been considered, the total returns would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  Total investment return at NAV has been calculated assuming a purchase at NAV at the beginning of each period and a sale at NAV at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(5)  Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

Market Review: For the three-month period, the U.S. loan market, as represented by the S&P/LSTA Leveraged Loan index (the "index"), returned 0.87%. The interest return was primarily responsible for the overall total return, with the market value component experiencing approximately 45 basis points (0.45%) of price deterioration as secondary prices retreated due to a significant rise in net supply. The primary market was busy: approximately $66 billion of credits were launched into syndication during May, the most since January 2017, bringing the three-month total to nearly $150 billion. As a result, the par amount outstanding tracked by the S&P/LSTA Loan index grew by $21 billion, to $1.03 trillion at the end of May, a new record for the asset class. As the supply of institutional loan paper increased during the reporting period, measurable investor demand — namely, collateralized loan obligation ("CLO") issuance and flows into retail loan funds — rose as well. CLO managers priced approximately $32.8 billion of new vehicles for the period. Meanwhile, retail loan funds recorded inflows of roughly $8.8 billion. Within the index, returns varied modestly by rating cohort; however, general "risk-on" sentiment paved the way for outperformance by the lowest-rated components of the market. CCCs were ahead with a 1.10% return, followed by those rated B and BB, with returns of 0.89% and 0.78%, respectively.

Default activity in the index remained well below its long-term average, closing out May at 2.12% by total amount outstanding.

Portfolio Specifics: The Trust underperformed the Index on a NAV basis for the reporting period, primarily due to the impact of expenses.

The majority of the Trust's relative contributors was distributed across industries and issuers, with only a few material industry movers. Selection in retailers (except food and drug) and surface transport detracted from performance. Selection in the electronics/electrical sector was the largest contributor to relative performance, followed by selection in business equipment and services. From an individual issuer perspective, there were no material contributors and detractors. Given the relative returns in the CCC and below-rated loans in the index, as compared to single and BB loans, the Trust's underweight to CCC and below rated loans was a slight detractor during the fiscal quarter.

The Trust continues to be well diversified, with 402 individual issuers and 39 different industry sectors represented. The average issuer exposure at period-end stood at 0.25% of assets under management.

Outlook and Current Strategy: Barring any major geopolitical event (the list of potential worries includes trade tensions with traditional allies, North Korea, China, Brexit and Italian politics), we remain optimistic and believe that the loan market should continue to benefit from strong fundamentals and the

TOP TEN LOAN ISSUERS
AS OF MAY 31, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Asurion LLC	1.0%	1.5%
Reynolds Group Hldgs Inc	0.9%	1.3%
Petsmart Inc	0.8%	1.2%
Gates Global LLC	0.8%	1.2%
Amaya Hldgs B V	0.8%	1.2%
Sedgwick	0.7%	1.1%
Telenet Bidco NV	0.7%	1.1%
BMC Software Fin Inc	0.7%	1.1%
Scientific Games Intl Inc	0.7%	1.0%
Albertsons LLC	0.7%	1.0%

TOP TEN INDUSTRIES
AS OF MAY 31, 2018
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	12.4%	18.5%
Business Equipment & Services	10.2%	15.3%
Health Care	10.0%	14.9%
Retailers (Except Food & Drug)	5.5%	8.3%
Telecommunications	5.2%	7.8%
Leisure Good/Activities/Movies	4.4%	6.6%
Insurance	4.2%	6.3%
Containers & Glass Products	3.9%	5.8%
Automotive	3.7%	5.5%
Chemicals & Plastics	3.5%	5.2%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

continued increase in short-term interest rates, underpinned by solid economic growth in the United States. The Federal Reserve Board, as widely expected, raised the short-term interest rate by 25 basis points (0.25%) at its June meeting, reassuring investors that it likely will not over-react to evidence of acceleration in the economy and inflation. On a positive note, it is now confirmed that the Dodd-Frank Act's credit risk retention rules cannot be applied to open market CLO managers. The U.S. government has let the appeal deadline lapse regarding the recent U.S. Court of Appeals for the District of Columbia Circuit decision. This was rendered in favor of the Loan Syndications and Trading Association in its risk retention litigation against the U.S. Securities and Exchange Commission and Federal Reserve Board. This process, which lasted about three and a half years, has brought closure and eliminated this potential constraint from the CLO market — a major pillar of loan demand.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
June 26, 2018

Ratings Distribution as of May 31, 2018
Ba	32.41%
B	63.56%
Caa and below	3.72%
Not rated*	0.31%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2018
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	4.01%	4.30%	4.65%	5.22%
Based on Market Value	(0.18)%	3.86%	1.85%	5.03%
S&P/LSTA Leveraged Loan Index	4.20%	4.02%	3.85%	5.20%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 336-3436 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
May 31, 2018	4.75%	4.90%	5.42%	4.98%	5.51%
February 28, 2018	4.50%	4.69%	5.17%	4.85%	5.34%
November 30, 2017	4.25%	4.47%	4.99%	4.66%	5.20%
August 31, 2017	4.25%	4.63%	5.06%	5.29%	5.78%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

In pursuit of its investment objectives, the Trust may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk: Prices of the Trust's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Trust invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

Market interest rates in the United States are at or near historic lows, which may increase the Trust's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust is subject to certain restrictions imposed by lenders to the Trust and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Trust. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Trust by the 1940 Act. These restrictions could impede the manager from fully managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2018 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $1,240,958,170)	$1,223,327,787
Cash	10,810,766
Foreign currencies at value (Cost $42,930)	42,920
Receivables:
Investment securities sold	11,912,768
Interest	4,408,661
Unrealized appreciation on forward foreign currency contracts	670,234
Prepaid expenses	6,752
Reimbursement due from manager	8,619
Other assets	31,511
Total assets	1,251,220,018
LIABILITIES:
Notes payable	321,600,000
Payable for investment securities purchased	89,244,001
Accrued interest payable	641,258
Payable for investment management fees	1,024,286
Payable to trustees under the deferred compensation plan (Note 6)	31,511
Accrued trustee fees	9,542
Unrealized depreciation on forward foreign currency contracts	5,984
Unfunded loan commitments (Note 7)	2,145,708
Other accrued expenses	216,031
Total liabilities	414,918,321
NET ASSETS	$836,301,697
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.66
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$923,642,409
Distributions in excess of net investment income or accumulated net investment loss	(1,752,207)
Accumulated net realized loss	(69,122,342)
Net unrealized depreciation	(16,466,163)
NET ASSETS	$836,301,697

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2018 (Unaudited)

INVESTMENT INCOME:
Interest	$15,411,862
Other fees	246,505
Total investment income	15,658,367
EXPENSES:
Investment management fees	3,033,331
Transfer agent fees	21,442
Interest expense	2,246,538
Custody and accounting expense	145,438
Professional fees	50,086
Shareholder reporting expense	61,456
Trustees fees	8,248
Miscellaneous expense	53,517
Total expenses	5,620,056
Waived and reimbursed fees	(19,846)
Net expenses	5,600,210
Net investment income	10,058,157
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,095,127)
Forward foreign currency contracts	2,848,693
Foreign currency related transactions	711,990
Net realized gain	1,465,556
Net change in unrealized appreciation (depreciation) on:
Investments	(6,609,549)
Forward foreign currency contracts	834
Foreign currency related transactions	632,841
Net change in unrealized appreciation (depreciation)	(5,975,874)
Net realized and unrealized loss	(4,510,318)
Increase in net assets resulting from operations	$5,547,839

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2018	Year Ended February 28, 2018
FROM OPERATIONS:
Net investment income	$10,058,157	$38,492,144
Net realized gain (loss)	1,465,556	(10,372,004)
Net change in unrealized appreciation (depreciation)	(5,975,874)	(1,625,595)
Increase in net assets resulting from operations	5,547,839	26,494,545
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(10,019,996)	(36,434,429)
From return of capital	—	(6,423,979)
Decrease in net assets from distributions to common shareholders	(10,019,996)	(42,858,408)
Net decrease in net assets	(4,472,157)	(16,363,863)
NET ASSETS:
Beginning of year or period	840,773,854	857,137,717
End of year or period including undistributed (distributions in excess of net investment income of accumulated net investment loss of $(1,752,207) and $(1,790,368) respectively)	$836,301,697	$840,773,854

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2018 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$15,695,069
Facility fees paid	11,754
Other income received	878,562
Interest paid	(1,898,474)
Other operating expenses paid	(3,114,852)
Purchases of securities	(258,267,997)
Proceeds on sale of securities	265,787,035
Net cash used by operating activities	19,091,097
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(10,019,996)
Proceeds from notes payable	88,600,000
Repayment of notes payable	(89,100,000)
Net cash flows provided in financing activities	(10,519,996)
Net increase	8,571,101
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	784
Cash and foreign currency balance
Net increase in cash	8,571,885
Cash and foreign currency at beginning of period	2,281,801
Cash and foreign currency at end of period	$10,853,686
Reconciliation of Net decrease in Net Assets Resulting from Operations To Net Cash used by Operating Activities:
Net increase in net assets resulting from operations	$5,547,839
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	6,609,549
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(834)
Change in unrealized appreciation or depreciation on other assets and liabilities	(632,841)
Accretion of discounts on investments	(452,851)
Amortization of premiums on investments	177,427
Net realized loss on sale of investments and foreign currency related transactions	(1,465,556)
Purchases of securities	(258,267,997)
Proceeds on sale of securities	265,787,035
Decrease in interest and other receivable	558,631
Decrease in prepaid expenses	11,754
Increase in reimbursement due from manager	(3,983)
Increase in accrued interest payable	348,064
Increase in payable for investment management fees	93,109
Increase in loan commitments	957,346
Increase in accrued trustees fees	1,107
Decrease in other accrued expenses	(176,702)
Total adjustments	13,543,258
Net cash used by operating activities	$19,091,097

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders		Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
05-31-18	5.69	0.07	(0.03)	—		—	0.04	(0.07)	—	(0.07)	5.66	5.12	0.78		0.33		2.66	1.60	2.65	4.76	836,302	22
02-28-18	5.80	0.30	(0.12)	—		—	0.18	(0.25)	(0.04)	(0.29)	5.69	5.17	3.62		(2.31)		2.55	1.64	2.54	4.58	840,774	89
02-28-17	5.36	0.31	0.45	—		—	0.76	(0.32)	—	(0.32)	5.80	5.59	14.93		28.24		2.24	1.62	2.24	5.44	857,138	67
02-29-16	5.93	0.32	(0.56)	—		—	(0.24)	(0.33)	—	(0.33)	5.36	4.63	(3.72)		(10.17)		2.08	1.61	2.08	5.54	792,177	44
02-28-15	6.08	0.33	(0.13)	—		—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—		—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—		—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00	)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00	)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00	)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)		—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
05-31-18	1.17	1.95	1.94	3.48	—	—	4	321,600	3,600	307,561	147,788
02-28-18	1.16	1.81	1.80	3.25	—	—	4	322,100	3,610	343,074	147,788
02-28-17	1.16	1.60	1.60	3.88	—	—	4	331,100	3,589	337,209	147,788
02-29-16	1.15	1.50	1.50	3.98	—	—	3	324,300	3,443	331,738	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests at least 80% of its assets (plus borrowings for investment purposes) in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended May 31, 2018, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $55,841,012. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at May 31, 2018.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

J.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

K.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended May 31, 2018, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $296,053,883 and $259,815,889, respectively. At May 31, 2018, the Trust held senior loans valued at $1,221,895,718 representing 99.9% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Trust. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's managed assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Trust and is paid by the Investment Adviser based on the average daily net assets of the Trust. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of May 31, 2018, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

May 31,
2019	2020	2021	Total
$1,973	$3,324	$93,088	$98,385

The expense limitation agreement is contractual through July 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — COMMITMENTS

Effective July 17, 2017, the Trust has entered into a $414 million 364-day revolving credit agreement which matures July 16, 2018, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at May 31, 2018, was $322 million. The weighted average interest rate on outstanding borrowings at May 31, 2018 was 2.91%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 25.70% of total assets at May 31, 2018. Average borrowings for the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

period ended May 31, 2018 were $307,560,870 and the average annualized interest rate was 2.90% excluding other fees related to the unused portion of the facility, and other fees.

As of May 31, 2018, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Convergint Technologies	$62,072
Engineered Machinery Holdings, Inc.	13,362
Mavis Tire Express Services Corp.	528,733
Nidda Healthcare Holding AG	932,706
Pearl Intermediate Parent LLC	608,835
Total	$2,145,708

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2018, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,368,558
6/30/2015	5,000,000	5,000,000

As of May 31, 2018 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2018, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended May 31, 2018 and during the year ended February 28, 2018.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2018 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three Months Ended May 31, 2018	Year Ended February 28, 2018
Ordinary Income	Ordinary Income	Return of Capital
$10,019,996	$36,434,429	$6,423,979

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2018 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Late Year Ordinary Losses	Post-October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards
Deferred	Deferred	(Depreciation)	Amount	Character	Expiration
$(1,104,693)	$(1,024,622)	$(11,183,395)	$(24,760,715)	Short-term	2019
			(44,772,243)	Long-term	None
$(69,532,958)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2018, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to May 31, 2018, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0242	5/31/18	6/11/18	6/22/18
$0.0235	6/29/18	7/10/18	7/23/18

Credit agreement renewal: Effective July 16, 2018, the $414 million revolving credit agreement was renewed for another 364 days.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 146.1%
	Aerospace & Defense: 1.8%
1,509,750	Geo Group, Inc. (The) 2018 Term Loan B, 3.970%, (US0003M + 2.000%), 03/22/24	$1,512,042	0.2
4,932,638	Maxar Technologies Ltd. Term Loan B, 4.740%, (US0003M + 2.750%), 10/04/24	4,940,342	0.6
1,360,000	Perspecta, Inc. Term Loan B, 4.357%, (US0003M + 2.250%), 04/27/25	1,368,500	0.2
3,080,015	TransDigm, Inc. 2017 Extended Term Loan F, 4.841%, (US0003M + 2.750%), 06/09/23	3,078,518	0.4
2,447,000	TransDigm, Inc. 2018 Term Loan E, 4.607%, (US0003M + 2.500%), 05/30/25	2,442,030	0.3
1,270,416	TransDigm, Inc. 2018 Term Loan G, 4.730%, (US0003M + 2.500%), 08/22/24	1,269,799	0.1
		14,611,231	1.8
	Auto Components: 0.4%
3,563,208	Broadstreet Partners, Inc. 2018 Term Loan B, 5.230%, (US0003M + 3.250%), 11/08/23	3,577,312	0.4
	Automotive: 5.5%
3,122,450	American Axle and Manufacturing, Inc. Term Loan B, 4.010%, (US0001M + 2.250%), 04/06/24	3,130,906	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,909,485	BBB Industries U.S. Holdings, Inc. 2014 1st Lien Term Loan, 6.480%, (US0001M + 4.500%), 11/03/21	$1,928,580	0.2
	1,750,613	Belron Finance US LLC USD Term Loan B, 4.863%, (US0003M + 2.500%), 11/07/24	1,761,008	0.2
	4,077,563	Bright Bidco B.V. 2018 Term Loan B, 5.746%, (US0003M + 3.500%), 06/30/24	4,083,932	0.5
	2,903,435	Dealer Tire, LLC 2017 Term Loan B, 5.668%, (US0003M + 3.250%), 12/22/21	2,881,659	0.4
	4,266,760	Dynacast International LLC Term Loan B, 5.552%, (US0003M + 3.250%), 01/28/22	4,282,761	0.5
	1,626,040	Federal-Mogul Holdings Corporation New Term Loan C, 5.685%, (US0003M + 3.750%), 04/15/21	1,643,063	0.2
EUR	1,188,030	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,390,748	0.2
	8,313,507	Gates Global LLC 2017 USD Repriced Term Loan B, 5.052%, (US0003M + 2.750%), 04/01/24	8,364,950	1.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Automotive (continued)
1,928,895		KAR Auction Services, Inc. Term Loan B5, 4.813%, (US0003M + 2.500%), 03/09/23	$1,940,349	0.2
1,135,000		L&W, Inc. 2018 Term Loan B, 6.107%, (US0003M + 4.000%), 05/22/25	1,137,837	0.1
3,495,419		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.203%, (US0003M + 3.250%), 03/20/25	3,491,050	0.4
559,581	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 1.232%, (US0003M + 3.250%), 03/20/25	558,881	0.1
976,930		NN, Inc. 2016 Term Loan B, 5.726%, (US0003M + 3.750%), 10/19/22	977,541	0.1
288,000		NN, Inc. 2017 Term Loan, 5.226%, (US0003M + 3.250%), 04/02/21	288,180	0.0
1,547,963		Superior Industries International, Inc. 1st Lien Term Loan, 6.476%, (US0003M + 4.500%), 05/22/24	1,560,540	0.2
2,732,603		TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 4.480%, (US0003M + 2.500%), 06/30/22	2,748,794	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,977,500	Truck Hero, Inc. 1st Lien Term Loan, 5.972%, (US0003M + 3.750%), 04/21/24	$2,985,316	0.4
1,025,000	Truck Hero, Inc. 2nd Lien Term Loan, 10.472%, (US0003M + 8.250%), 04/21/25	1,035,250	0.1
		46,191,345	5.5
	Beverage & Tobacco: 0.1%
835,000	Refresco Group BV USD Term Loan B3, 5.593%, (US0003M + 3.250%), 03/28/25	839,165	0.1
	Brokers, Dealers & Invetesment Houses: 0.5%
1,912,489	Capital Automotive L.P. 2017 2nd Lien Term Loan, 7.990%, (US0003M + 6.000%), 03/24/25	1,928,426	0.2
2,220,821	ESH Hospitality, Inc. 2018 Term Loan B, 3.980%, (US0003M + 2.000%), 08/30/23	2,228,594	0.3
		4,157,020	0.5
	Building & Development: 4.6%
4,390,650	American Builders & Contractors Supply Co., Inc. 2018 Term Loan B, 3.980%, (US0003M + 2.000%), 10/31/23	4,379,217	0.5
2,071,012	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.797%, (US0003M + 2.500%), 03/24/24	2,078,261	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
1,236,713	Clark Equipment Company 2018 Term Loan B, 4.302%, (US0003M + 2.000%), 05/18/24	$1,237,486	0.2
1,348,225	Core & Main LP 2017 Term Loan B, 5.115%, (US0003M + 3.000%), 08/01/24	1,355,809	0.2
1,700,754	Forterra Finance, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 10/25/23	1,596,759	0.2
840,000	GYP Holdings III Corp. 2017 Term Loan B, 5.107%, (US0003M + 3.000%), 04/01/23	841,050	0.1
1,900,938	Henry Company LLC Term Loan B, 5.980%, (US0003M + 4.000%), 10/05/23	1,924,699	0.2
1,130,000	Interior Logic Group, Inc. 2018 Term Loan B, 6.107%, (US0003M + 4.000%), 05/21/25	1,131,412	0.1
930,000	LSF9 Cypress Holdings LLC 2018 Term Loan B, 5.357%, (US0003M + 3.250%), 05/10/25	931,744	0.1
1,737,893	MX Holdings US, Inc. Term Loan B1B, 4.476%, (US0003M + 2.500%), 08/14/23	1,744,410	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	760,000	NCI Building Systems, Inc. 2018 Term Loan, 3.980%, (US0003M + 2.000%), 02/07/25	$761,900	0.1
	3,725,000	Pisces Midco, Inc. 2018 Term Loan, 6.089%, (US0003M + 3.750%), 04/12/25	3,740,109	0.5
	3,310,060	Quikrete Hldgs Inc Term Loan, 4.730%, (US0003M + 2.750%), 11/15/23	3,316,726	0.4
	555,000	SMG Holdings Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 01/23/25	558,122	0.1
	3,365,000	SRS Distribution Inc. 2018 1st Lien Term Loan B, 5.357%, (US0003M + 3.250%), 05/23/25	3,355,184	0.4
	2,031,670	Werner Co. 2017 Term Loan, 5.907%, (US0003M + 4.000%), 07/24/24	2,044,368	0.2
	2,271,336	Wilsonart LLC 2017 Term Loan B, 5.560%, (US0003M + 3.250%), 12/19/23	2,281,476	0.3
EUR	1,599,655	Xella International GmbH 2017 EUR Term Loan B, 3.500%, (EUR003M + 4.000%), 04/11/24	1,869,494	0.2
	2,851,894	Zekelman Industries, Inc. Term Loan B, 4.999%, (US0003M + 2.750%), 06/14/21	2,859,913	0.3
			38,008,139	4.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services: 15.3%
	1,712,265	Acosta Holdco, Inc. 2015 Term Loan, 5.230%, (US0003M + 3.250%), 09/26/21	$1,393,349	0.2
	2,402,361	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.230%, (US0001M + 3.250%), 07/23/21	2,297,258	0.3
	1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.480%, (US0003M + 6.500%), 07/25/22	1,303,400	0.2
	6,642,950	AlixPartners, LLP 2017 Term Loan B, 5.052%, (US0003M + 3.000%), 04/04/24	6,669,243	0.8
	1,910,000	Allflex Holdings III, Inc. New 1st Lien Term Loan, 5.138%, (US0003M + 3.250%), 07/20/20	1,924,722	0.2
EUR	1,350,638	Altran Technologies S.A. EUR 1st Lien Term Loan, 3.250%, (EUR003M + 3.250%), 03/20/25	1,587,451	0.2
	120,000	American Traffic Solutions, Inc. 2018 2nd Lien Term Loan, 9.659%, (US0003M + 7.750%), 02/23/26	122,100	0.0
	1,462,500	Array Canada Inc. Term Loan B, 7.302%, (US0003M + 5.000%), 02/10/23	1,462,500	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,895,475	Ascend Learning, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.250%), 07/12/24	$1,901,635	0.2
	574,658	ASP MCS Acquisition Corp. Term Loan B, 6.730%, (US0003M + 4.750%), 05/18/24	582,559	0.1
EUR	1,000,000	Assystem SA EUR Term Loan, 6.357%, (EUR003M + 4.250%), 09/27/24	1,173,727	0.1
	805,000	ATS Consolidated, Inc. 2018 1st Lien Term Loan, 5.659%, (US0003M + 3.750%), 02/28/25	812,799	0.1
	1,301,738	Big Ass Fans, LLC Term Loan, 6.552%, (US0003M + 4.250%), 05/21/24	1,316,788	0.2
	1,231,344	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.230%, (US0003M + 3.250%), 10/03/23	1,235,320	0.1
	137,685	Coinamatic Canada Inc. Canadian 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 05/14/22	137,513	0.0
	1,290,250	Colorado Buyer Inc Term Loan B, 5.360%, (US0003M + 3.000%), 05/01/24	1,293,314	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
808,387		Convergint Technologies LLC 2018 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 02/03/25	$807,377	0.1
86,613	(1)	Convergint Technologies LLC 2018 Delayed Draw Term Loan, 3.561%, (US0003M + 3.000%), 02/03/25	86,505	0.0
1,736,594		DTI Holdco, Inc. 2018 Term Loan B, 8.500%, (PRIME + 3.750%), 10/02/23	1,738,494	0.2
2,756,979		EIG Investors Corp. 2017 Term Loan, 6.317%, (US0003M + 4.000%), 02/09/23	2,774,210	0.3
595,508		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 5.802%, (US0003M + 3.500%), 06/28/24	599,229	0.1
83,511	(1)	Engineered Machinery Holdings, Inc. 2nd Lien Delayed Draw Term Loan, 9.184%, (US0003M + 7.250%), 07/18/25	84,137	0.0
1,690,762		Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan, 5.552%, (US0003M + 3.250%), 07/19/24	1,693,581	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	701,489	Engineered Machinery Holdings, Inc. USD 2nd Lien Term Loan, 9.552%, (US0003M + 7.250%), 07/18/25	$706,751	0.1
	1,663,200	EVO Payments International Term Loan B, 5.980%, (US0003M + 4.000%), 12/22/23	1,672,556	0.2
	1,674,783	First American Payment Systems, L.P. 2016 Term Loan, 6.667%, (US0003M + 5.750%), 01/03/24	1,695,717	0.2
	3,411,181	First Data Corporation 2022 USD Term Loan, 3.965%, (US0003M + 2.000%), 07/08/22	3,413,739	0.4
EUR	1,482,447	Foncia Groupe 2016 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 09/07/23	1,734,293	0.2
	1,000,520	Garda World Security Corporation 2017 Term Loan, 5.506%, (US0003M + 3.000%), 05/24/24	1,012,193	0.1
	1,315,000	GreenSky Holdings, LLC 2018 Term Loan B, 5.250%, (US0003M + 3.500%), 03/29/25	1,319,931	0.2
EUR	995,000	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 3.500%, (EUR003M + 3.500%), 06/20/23	1,169,021	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	2,506,808	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.306%, (US0003M + 3.250%), 06/16/23	$2,530,086	0.3
EUR	1,275,211	ION Trading Technologies S.a.r.l. EUR 2017 Term Loan B, 3.750%, (EUR003M + 2.750%), 11/21/24	1,488,923	0.2
	1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.058%, (US0003M + 8.750%), 04/01/22	1,897,382	0.2
	3,016,562	IQOR US Inc. Term Loan B, 7.308%, (US0003M + 5.000%), 04/01/21	3,021,273	0.4
	6,016,976	KUEHG Corp 2017 1st Lien Term Loan, 6.052%, (US0003M + 3.750%), 08/13/22	6,053,078	0.7
	1,690,000	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.430%, (US0003M + 3.250%), 03/13/25	1,695,633	0.2
	1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.425%, (US0003M + 7.500%), 03/13/26	1,259,375	0.1
	1,157,100	LegalZoom.com, Inc. 1st Lien Term Loan, 6.448%, (US0003M + 4.500%), 11/21/24	1,170,117	0.1
	4,560,538	Misys (Finastra) — TL B 1L, 5.807%, (US0003M + 3.500%), 06/13/24	4,496,763	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,736,875	Misys (Finastra) Europe SA EUR 1st Lien Term Loan, 4.250%, (EUR003M + 3.250%), 06/13/24	$2,024,657	0.2
	1,050,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.557%, (US0003M + 7.250%), 06/13/25	1,019,594	0.1
	4,089,500	NeuStar, Inc. 2018 Term Loan B4, 5.480%, (US0003M + 3.500%), 08/08/24	4,101,854	0.5
	439,878	NeuStar, Inc. 2nd Lien Term Loan, 10.302%, (US0003M + 8.000%), 08/08/25	438,778	0.1
	4,437,700	Peak 10, Inc. 2017 1st Lien Term Loan, 5.802%, (US0003M + 4.000%), 08/01/24	4,436,315	0.5
	900,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.608%, (US0003M + 7.750%), 08/01/25	908,156	0.1
	4,570,000	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 12/20/24	4,530,013	0.5
	1,305,000	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.157%, (US0003M + 3.250%), 05/01/25	1,317,031	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
205,000	Pre-Paid Legal Services, Inc. 2018 2nd Lien Term Loan, 9.407%, (US0003M + 7.500%), 05/01/26	$207,563	0.0
490,000	PricewaterhouseCoopers LLP 2018 Term Loan, 5.157%, (US0003M + 3.250%), 05/01/25	493,675	0.1
575,000	Prometric Holdings, Inc. 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 01/29/25	578,414	0.1
2,766,100	Red Ventures, LLC 1st Lien Term Loan, 5.980%, (US0003M + 4.000%), 11/08/24	2,804,709	0.3
781,750	Red Ventures, LLC 2nd Lien Term Loan, 9.980%, (US0003M + 8.000%), 11/08/25	799,339	0.1
250,000	Renaissance Learning, Inc. 2018 2nd Lien Term Loan, 9.107%, (US0003M + 7.000%), 05/29/26	251,250	0.0
1,420,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.607%, (US0003M + 3.250%), 05/30/25	1,422,687	0.2
1,710,713	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.864%, ( US0003M + 5.500%), 12/20/24	1,667,945	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,457,675	Sandvine Corporation Term Loan B, 8.052%, (US0003M + 5.750%), 09/21/22	$1,454,031	0.2
	2,445,597	Solera Holdings, Inc. USD Term Loan B, 4.730%, (US0001M + 2.750%), 03/03/23	2,456,296	0.3
	3,285,304	Spin Holdco Inc. 2017 Term Loan B, 5.342%, (US0003M + 3.750%), 11/14/22	3,306,718	0.4
	3,950,150	Staples, Inc. 2017 Term Loan B, 6.358%, (US0003M + 4.000%), 09/12/24	3,852,743	0.5
	2,215,000	Stiphout Finance LLC USD 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 10/26/22	2,230,228	0.3
	1,945,300	SurveyMonkey Inc. 2017 Term Loan, 6.810%, (US0003M + 4.500%), 04/13/24	1,942,868	0.2
	789,038	Switch, Ltd. 2017 Term Loan B, 4.226%, (US0003M + 2.250%), 06/27/24	792,120	0.1
EUR	1,135,000	Techem GmbH 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.250%), 10/02/24	1,331,137	0.2
	681,648	TMK Hawk Parent Corp. 2017 1st Lien Term Loan, 5.490%, (US0003M + 3.500%), 08/28/24	686,121	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	401,963	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.730%, (US0003M + 3.750%), 08/25/24	$404,140	0.0
EUR	4,255,000	Verisure Holding AB EUR Term Loan B1E, 5.107%, (EUR003M + 3.000%), 10/20/22	4,941,355	0.6
	786,188	WASH Multifamily Laundry Systems, LLC 2015 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 05/14/22	785,206	0.1
	5,630,888	West Corporation 2017 Term Loan, 5.980%, (US0003M + 4.000%), 10/10/24	5,634,407	0.7
	1,865,000	West Corporation 2018 Term Loan B1, 5.480%, (US0003M + 3.500%), 10/10/24	1,866,457	0.2
			128,019,849	15.3
		Cable & Satellite Television: 4.4%
	1,970,100	CSC Holdings LLC, 4.169%, (US0003M + 2.250%), 07/17/25	1,964,170	0.2
	3,730,000	CSC Holdings, LLC 2018 Term Loan B, 4.419%, (US0003M + 2.500%), 01/25/26	3,734,663	0.5
EUR	990,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,140,643	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,752,000	Numericable Group SA USD Term Loan B11, 4.730%, (US0003M + 2.750%), 07/31/25	$4,676,762	0.6
	7,248,895	Radiate Holdco, LLC 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 02/01/24	7,154,202	0.9
	1,736,019	Telesat Canada Term Loan B4, 4.810%, (US0003M + 3.000%), 11/17/23	1,745,567	0.2
	3,500,000	UPC Financing Partnership USD Term Loan AR, 4.419%, (US0003M + 2.500%), 01/15/26	3,494,257	0.4
	4,125,000	Virgin Media Bristol LLC 2017 USD Term Loan, 4.419%, (US0003M + 2.500%), 01/15/26	4,119,200	0.5
	6,346,005	WideOpenWest Finance LLC 2017 Term Loan B, 5.189%, (US0003M + 3.250%), 08/18/23	6,119,928	0.7
EUR	2,000,000	Ziggo Secured Finance BV EUR Term Loan F, 3.000%, (EUR003M + 3.000%), 04/15/25	2,334,264	0.3
			36,483,656	4.4
		Chemicals: 0.4%
	3,213,850	HB Fuller — TL B 1L, 3.948%, (US0003M + 2.250%), 10/20/24	3,222,331	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics: 5.2%
EUR	1,231,250	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	$1,441,193	0.2
	1,194,815	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.568%, (US0003M + 3.250%), 09/13/23	1,199,295	0.1
	900,162	Allnex USA, Inc. USD Term Loan B3, 5.568%, (US0003M + 3.250%), 09/13/23	903,537	0.1
	2,887,970	Alpha 3 B.V. 2017 Term Loan B1, 5.302%, (US0003M + 3.000%), 01/31/24	2,896,544	0.3
	2,403,975	Avantor, Inc. 2017 1st Lien Term Loan, 5.980%, (US0003M + 4.000%), 11/21/24	2,427,265	0.3
EUR	997,500	Avantor, Inc. EUR 2017 1st Lien Term Loan, 4.250%, (EUR003M + 4.250%), 11/21/24	1,176,331	0.1
EUR	997,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,149,365	0.1
	2,384,025	Diamond (BC) B.V. USD Term Loan, 5.097%, (US0003M + 3.000%), 09/06/24	2,370,615	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,217,368	Emerald Performance Materials, LLC New 1st Lien Term Loan, 5.480%, (US0001M + 3.500%), 08/01/21	$2,230,535	0.3
	695,000	Encapsys, LLC 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 11/07/24	699,054	0.1
	879,355	Ferro Corporation 2018 USD Term Loan B2, 4.357%, (US0003M + 2.250%), 02/14/24	882,652	0.1
	860,645	Ferro Corporation 2018 USD Term Loan B3, 4.357%, (US0003M + 2.250%), 02/14/24	863,873	0.1
	2,822,925	Ineos US Finance LLC 2017 USD Term Loan B, 3.980%, (US0003M + 2.000%), 03/31/24	2,826,454	0.3
EUR	2,000,000	Klockner- Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	2,260,165	0.3
	1,217,106	KMG Chemicals Inc. Term Loan B, 4.730%, (US0003M + 2.750%), 06/15/24	1,227,756	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
	1,508,451	Kraton Polymers, LLC 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 03/05/25	$1,516,228	0.2
	2,466,588	MacDermid, Inc. USD Term Loan B6, 4.980%, (US0003M + 3.000%), 06/07/23	2,485,088	0.3
EUR	825,000	Novacap S.A. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/22/23	955,511	0.1
	1,607,644	Orion Engineered Carbons GmbH 2017 USD Term Loan B, 4.302%, (US0003M + 2.000%), 07/25/24	1,619,702	0.2
	2,818,319	Plaskolite, Inc. 1st Lien Term Loan, 5.811%, (US0003M + 3.500%), 11/03/22	2,821,842	0.3
	751,665	PQ Corporation 2018 Term Loan B, 4.480%, (US0003M + 2.500%), 02/08/25	753,622	0.1
	635,000	Prince Minerals, Inc. 2018 1st Lien Term Loan, 5.802%, (US0003M + 3.500%), 03/20/25	641,350	0.1
	527,350	Trinseo Materials Operating S.C.A. 2017 Term Loan, 4.480%, (US0003M + 2.500%), 09/06/24	530,426	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,510,865	Tronox Blocked Borrower LLC Term Loan B, 5.302%, (US0003M + 3.000%), 09/22/24	$1,520,937	0.2
	3,486,610	Tronox Finance LLC Term Loan B, 5.302%, (US0003M + 3.000%), 09/22/24	3,509,856	0.4
	1,666,477	Univar Inc. 2017 USD Term Loan B, 4.480%, (US0003M + 2.500%), 07/01/24	1,677,413	0.2
	781,075	Venator Materials Corporation Term Loan B, 4.980%, (US0003M + 3.000%), 08/08/24	790,838	0.1
			43,377,447	5.2
		Clothing/Textiles: 0.3%
	2,802,975	Varsity Brands, Inc. 2017 Term Loan B, 5.480%, (US0003M + 3.500%), 12/15/24	2,821,954	0.3
		Conglomerates: 0.1%
	463,878	Jason Incorporated 1st Lien Term Loan, 6.800%, (US0003M + 4.500%), 06/30/21	457,693	0.1
		Containers & Glass Products: 5.8%
EUR	1,000,000	Albea Beauty Holdings S.A 2018 EUR Term Loan, 3.250%, (EUR003M + 3.250%), 04/22/24	1,168,686	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
	1,475,000	Albea Beauty Holdings S.A 2018 USD Term Loan, 5.295%, (US0003M + 3.000%), 04/22/24	$1,482,375	0.2
	3,645,000	Berlin Packaging LLC 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 11/07/25	3,654,871	0.4
	1,250,550	BWAY Holding Company 2017 Term Loan B, 5.587%, (US0003M + 3.250%), 04/03/24	1,255,109	0.2
	895,506	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 05/22/24	902,558	0.1
	2,702,700	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.308%, (US0003M + 3.000%), 12/29/23	2,701,573	0.3
EUR	2,781,818	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR006M + 3.000%), 10/29/22	3,235,455	0.4
	2,014,984	Milacron LLC Amended Term Loan B, 4.480%, (US0003M + 2.500%), 09/28/23	2,018,762	0.2
	885,000	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.407%, (US0003M + 3.500%), 05/01/25	889,978	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.657%, (US0003M + 7.750%), 05/01/26	$228,094	0.0
970,125	Plastipak Packaging, Inc. 2018 Term Loan B, 4.490%, (US0003M + 2.500%), 10/14/24	973,914	0.1
3,287,734	Proampac PG Borrower, LLC 1st LienTerm Loan, 5.514%, (US0003M + 3.500%), 11/18/23	3,309,653	0.4
460,000	Proampac PG Borrower, LLC 2nd Lien Term Loan, 10.461%, (US0003M + 8.500%), 11/18/24	471,500	0.1
10,649,209	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.730%, (US0003M + 3.000%), 02/05/23	10,689,751	1.3
2,837,888	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 10/31/24	2,844,097	0.3
4,300,293	SIG Combibloc Group AG, 4.730%, (US0001M + 2.750%), 03/13/22	4,331,874	0.5
4,695,000	Titan Acquisition Limited 2018 Term Loan B, 5.056%, (US0003M + 3.500%), 03/28/25	4,670,548	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
	205,818	TricorBraun Holdings, Inc. 1st Lien Delayed Draw Term Loan, 5.972%, (US0003M + 3.750%), 11/30/23	$206,950	0.0
	2,042,666	TricorBraun Holdings, Inc. 1st Lien Term Loan, 6.052%, (US0003M + 3.750%), 11/30/23	2,053,901	0.3
	1,317,588	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.230%, (US0003M + 3.250%), 10/17/24	1,315,117	0.2
	315,000	Trident TPI Holdings, Inc. 2018 Term Loan, 5.230%, (US0003M + 3.250%), 10/17/24	314,409	0.0
			48,719,175	5.8
		Cosmetics/Toiletries: 0.3%
EUR	1,000,000	Coty Inc. 2018 EUR Term Loan B, 2.500%, (EUR003M + 2.500%), 04/05/25	1,171,388	0.1
	1,573,113	Wellness Merger Sub, Inc. 1st Lien Term Loan, 7.052%, (US0003M + 4.750%), 06/30/24	1,590,483	0.2
			2,761,871	0.3
		Drugs: 1.6%
	3,664,707	Alvogen Pharma US, Inc. Term Loan, 6.980%, (US0003M + 5.000%), 04/02/22	3,691,430	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,725,000		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0003M + 3.500%), 05/04/25	$3,722,672	0.5
	2,970,000		Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.250%, (US0003M + 4.250%), 04/29/24	2,950,695	0.4
	1,188,000		Horizon Pharma, Inc. 2017 1st Lien Term Loan, 5.250%, (US0003M + 3.250%), 03/29/24	1,191,898	0.1
EUR	1,090,107	(1)	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	1,277,008	0.2
EUR	219,893		Nidda Healthcare Holding AG EUR Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	257,594	0.0
				13,091,297	1.6
			Ecological Services & Equipment: 1.4%
	3,231,277		4L Holdings, LLC 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 05/08/20	2,912,188	0.3
	6,036,415		ADS Waste Hldgs Inc Term Loan, 4.000%, (US0003M + 2.250%), 11/10/23	6,065,371	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Ecological Services & Equipment (continued)
	470,000	Gopher Resource, LLC 1st Lien Term Loan, 5.478%, (US0003M + 3.250%), 03/06/25	$473,966	0.1
	2,394,000	Wrangler Buyer Corp. Term Loan B, 4.730%, (US0003M + 2.750%), 09/27/24	2,403,423	0.3
			11,854,948	1.4
		Electronics/Electrical: 18.5%
	860,000	ABC Financial Services, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 01/02/25	865,375	0.1
	3,287,318	Aptean, Inc. 2017 1st Lien Term Loan, 6.560%, (US0003M + 4.250%), 12/20/22	3,296,769	0.4
	2,293,489	ASG Technologies Group, Inc. 2018 Term Loan, 5.480%, (US0003M + 3.500%), 07/31/24	2,300,657	0.3
EUR	469,371	Avast Software B.V. 2018 EUR Term Loan B, 2.750%, (EUR003M + 2.750%), 09/30/23	551,119	0.1
	2,962,750	Avast Software B.V. 2018 USD Term Loan B, 4.493%, (US0003M + 2.500%), 09/30/23	2,980,343	0.4
	3,190,000	Barracuda Networks, Inc. 1st Lien Term Loan, 5.168%, (US0003M + 3.250%), 02/12/25	3,208,441	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	285,000	Barracuda Networks, Inc. 2nd Lien Term Loan, 9.168%, (US0003M + 7.250%), 02/12/26	$286,900	0.0
EUR	1,636,397	BMC Software Finance, Inc. EUR 2017 1st Lien Term Loan, 3.750%, (EUR003M + 3.750%), 09/10/22	1,917,515	0.2
	6,953,458	BMC Software Finance, Inc. USD 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 09/10/22	6,970,119	0.8
	5,335,863	Compuware Corporation Term Loan B3, 5.480%, (US0003M + 3.500%), 12/15/21	5,387,914	0.6
	5,383,528	Dell International LLC 2017 Term Loan B, 3.990%, (US0003M + 2.000%), 09/07/23	5,384,971	0.6
	5,119,942	Epicor Software Corporation 1st Lien Term Loan, 5.240%, (US0003M + 3.750%), 06/01/22	5,151,486	0.6
	1,263,650	Exact Merger Sub LLC 1st Lien Term Loan, 6.552%, (US0003M + 4.250%), 09/27/24	1,275,101	0.2
	1,445,899	Eze Castle Software Inc. 2017 1st Lien Term Loan, 5.101%, (US0003M + 3.000%), 04/06/20	1,455,840	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	980,625	Eze Castle Software Inc. New 2nd Lien Term Loan, 8.802%, (US0003M + 6.500%), 04/05/21	$983,894	0.1
	6,444,272	Go Daddy Operating Company, LLC 2017 Repriced Term Loan, 4.230%, (US0003M + 2.250%), 02/15/24	6,471,260	0.8
EUR	1,975,100	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	2,321,500	0.3
	2,138,120	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.802%, (US0003M + 3.500%), 12/01/23	2,152,597	0.3
	6,174,658	Hyland Software, Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 07/01/22	6,233,188	0.7
	4,008,282	Informatica Corporation 2018 USD Term Loan, 5.230%, (US0003M + 3.250%), 08/05/22	4,039,178	0.5
	6,138,116	Kronos Incorporated 2017 Term Loan B, 5.357%, (US0003M + 3.000%), 11/01/23	6,179,272	0.7
	1,319,625	Lully Finance LLC USD Term Loan B3, 5.460%, (US0001M + 3.500%), 10/14/22	1,322,924	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
757,783	MA FinanceCo., LLC USD Term Loan B3, 4.730%, (US0001M + 2.750%), 06/21/24	$752,573	0.1
1,590,000	Marketo, Inc. 2018 1st Lien Term Loan, 5.613%, (US0003M + 3.250%), 02/07/25	1,585,777	0.2
495,529	MaxLinear, Inc. Term Loan B, 4.419%, (US0003M + 2.500%), 05/12/24	496,768	0.1
840,000	McAfee, LLC 2017 2nd Lien Term Loan, 10.468%, (US0003M + 8.500%), 09/29/25	854,000	0.1
6,869,350	McAfee, LLC 2017 USD Term Loan B, 6.468%, (US0003M + 4.500%), 09/30/24	6,938,043	0.8
5,131,033	MH Sub I, LLC 2017 1st Lien Term Loan, 5.684%, (US0003M + 3.750%), 09/13/24	5,140,654	0.6
1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.434%, (US0003M + 7.500%), 09/15/25	1,525,100	0.2
1,007,020	Optiv Security, Inc. 1st Lien Term Loan, 5.250%, (US0003M + 3.250%), 02/01/24	984,991	0.1
4,210,000	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.576%, (US0003M + 4.250%), 05/16/25	4,218,770	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.576%, (US0003M + 8.250%), 05/16/26	$1,613,220	0.2
	6,429,303	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.362%, (US0003M + 3.000%), 11/03/23	6,402,513	0.8
	4,792,135	Riverbed Technology, Inc. 2016 Term Loan, 5.240%, (US0003M + 3.250%), 04/24/22	4,763,680	0.6
	975,993	Rovi Solutions Corporation Term Loan B, 4.490%, (US0003M + 2.500%), 07/02/21	980,263	0.1
	4,443,750	RP Crown Parent LLC Term Loan B, 4.730%, (US0003M + 3.500%), 10/12/23	4,464,582	0.5
	5,117,492	Seattle Spinco, Inc. USD Term Loan B3, 4.730%, (US0003M + 2.750%), 06/21/24	5,112,692	0.6
EUR	1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/18/24	1,110,111	0.1
	4,834,179	SkillSoft Corporation 1st Lien Term Loan, 6.898%, (US0003M + 4.750%), 04/28/21	4,557,939	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,845,350	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.980%, (US0003M + 3.000%), 02/05/24	$5,880,223	0.7
1,375,000	SonicWALL, Inc. 1st Lien Term Loan, 5.826%, (US0003M + 3.500%), 05/01/25	1,376,719	0.2
570,000	SonicWALL, Inc. 2nd Lien Term Loan, 9.826%, (US0003M + 7.500%), 05/01/26	567,150	0.1
1,896,329	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 4.480%, (US0003M + 2.500%), 04/16/25	1,909,258	0.2
5,064,981	SS&C Technologies Inc. 2018 Term Loan B3, 4.480%, (US0003M + 2.500%), 04/16/25	5,099,514	0.6
3,839,525	TTM Technologies, Inc. 2017 Term Loan, 4.407%, (US0003M + 2.500%), 09/28/24	3,853,923	0.5
5,497,619	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.802%, (US0003M + 4.500%), 01/27/23	5,212,430	0.6
6,700,568	Western Digital Corporation 2018 Term Loan B4, 3.710%, (US0003M + 1.750%), 04/29/23	6,727,786	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
1,976,000	Xperi Corporation 2018 Term Loan B1, 4.480%, (US0003M + 2.500%), 12/01/23	$1,977,646	0.2
		154,842,688	18.5
	Entertainment: 0.4%
2,893,218	Twin River Management Group, Inc. Term Loan, 5.802%, (US0003M + 3.500%), 07/10/20	2,914,917	0.4
	Financial Intermediaries: 2.8%
1,555,000	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.107%, (US0003M + 3.000%), 05/23/25	1,558,887	0.2
805,600	Blucora, Inc. 2017 Term Loan B, 5.056%, (US0003M + 3.000%), 05/22/24	810,299	0.1
2,720,000	Duff & Phelps Corporation 2017 Term Loan B, 5.552%, (US0003M + 3.250%), 02/13/25	2,724,858	0.3
937,650	Edelman Financial Group, The 2017 Term Loan B, 6.732%, (US0003M + 4.250%), 11/11/24	945,122	0.1
2,035,791	FinCo I LLC 2017 Term Loan B, 4.480%, (US0003M + 2.500%), 12/27/22	2,046,733	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
6,860,656	First Eagle Holdings, Inc. 2017 1st Lien Term Loan B, 5.302%, (US0003M + 3.000%), 12/01/22	$6,913,826	0.8
2,036,125	Focus Financial Partners, LLC 2018 1st Lien Term Loan, 5.052%, (US0003M + 2.750%), 07/03/24	2,047,155	0.3
5,300,017	LPL Holdings, Inc. 2017 1st Lien Term Loan B, 4.556%, (US0003M + 2.250%), 09/23/24	5,309,954	0.6
867,803	Priority Payment Systems LLC Term Loan, 6.990%, (US0003M + 5.000%), 01/03/23	878,651	0.1
		23,235,485	2.8
	Food Products: 3.4%
1,263,650	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.863%, (US0003M + 3.500%), 07/07/24	1,273,127	0.1
875,000	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.730%, (US0003M + 2.750%), 03/31/25	881,016	0.1
876,101	CSM Bakery Solutions LLC 1st Lien Term Loan, 6.310%, (US0003M + 4.000%), 07/03/20	862,687	0.1
2,968,065	Del Monte Foods, Inc. 1st Lien Term Loan, 5.583%, (US0003M + 3.250%), 02/18/21	2,453,601	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
	4,620,652	Hostess Brands, LLC 2017 Repriced Term Loan, 4.230%, (US0003M + 2.250%), 08/03/22	$4,642,106	0.5
	4,645,000	IRB Holding Corp 1st Lien Term Loan, 5.214%, (US0003M + 3.250%), 02/05/25	4,679,838	0.6
	3,212,538	JBS USA, LLC 2017 Term Loan B, 4.678%, (US0003M + 2.500%), 10/30/22	3,208,236	0.4
	4,000,000	JBS USA, LLC 2018 Term Loan B, 4.607%, (US0003M + 2.500%), 10/30/22	3,994,644	0.5
	1,756,725	NPC International, Inc. 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 04/19/24	1,775,390	0.2
	605,000	NPC International, Inc. 2nd Lien Term Loan, 9.480%, (US0003M + 7.500%), 04/18/25	620,125	0.1
EUR	2,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 5.607%, (EUR003M + 3.500%), 03/06/25	3,235,203	0.4
EUR	1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	1,175,313	0.1
			28,801,286	3.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service: 2.7%
4,329,369	1011778 B.C. Unlimited Liability Company Term Loan B3, 4.230%, (US0003M + 2.250%), 02/16/24	$4,333,409	0.5
2,160,210	CEC Entertainment Concepts, L.P. Term Loan, 5.230%, (US0003M + 3.250%), 02/14/21	2,026,996	0.2
570,000	Fogo de Chao Churrascaria Holdings LLC 2018 Term Loan, 6.480%, (US0003M + 4.500%), 04/07/25	576,413	0.1
4,912,322	Golden Nugget, Inc. 2017 Incremental Term Loan, 4.708%, (US0003M + 2.750%), 10/04/23	4,947,770	0.6
2,235,000	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 05/23/25	2,229,430	0.3
725,000	K-Mac Holdings Corp 2018 1st Lien Term Loan, 5.184%, (US0003M + 3.250%), 03/07/25	729,380	0.1
395,000	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 8.684%, (US0003M + 6.750%), 03/06/26	398,950	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Service (continued)
1,922,564	Manitowoc Foodservice, Inc. Term Loan B, 4.730%, (US0003M + 3.000%), 03/03/23	$1,930,952	0.2
1,705,000	Tacala, LLC 1st Lien Term Loan, 5.159%, (US0003M + 3.250%), 01/31/25	1,717,788	0.2
345,000	Tacala, LLC 2nd Lien Term Loan, 8.909%, (US0003M + 7.000%), 01/30/26	348,450	0.0
3,438,750	US Foods, Inc. 2016 Term Loan B, 4.480%, (US0003M + 2.750%), 06/27/23	3,459,169	0.4
		22,698,707	2.7
	Food/Drug Retailers: 3.0%
4,110,725	Albertsons, LLC USD 2017 Term Loan B4, 4.730%, (US0001M + 2.750%), 08/25/21	4,074,115	0.5
4,489,791	Albertsons, LLC USD 2017 Term Loan B6, 5.319%, (US0003M + 3.000%), 06/22/23	4,442,087	0.5
1,496,216	Alphabet Holding Company, Inc. 2017 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 09/26/24	1,320,410	0.2
1,165,000	Alphabet Holding Company, Inc. 2017 2nd Lien Term Loan, 9.730%, (US0003M + 7.750%), 09/26/25	917,438	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 5.607%, (EUR003M + 3.500%), 05/09/25	$1,166,310	0.1
	2,805,000	EG Finco Limited 2018 USD Term Loan, 6.140%, (US0003M + 4.000%), 02/07/25	2,802,077	0.3
	525,000	EG Group Limited 2018 USD Term Loan B, 6.107%, (US0003M + 4.000%), 02/06/25	523,851	0.1
	4,095,712	Moran Foods LLC Term Loan, 7.980%, (US0003M + 6.000%), 12/05/23	3,327,766	0.4
	910,075	Portillos Holdings, LLC 1st Lien Term Loan, 6.802%, (US0003M + 4.500%), 08/02/21	910,644	0.1
	1,950,000	Smart & Final Stores LLC 1st Lien Term Loan, 5.480%, (US0003M + 3.500%), 11/15/22	1,911,609	0.2
	1,492,602	Supervalu Inc. 2017 Delayed Draw Term Loan, 5.480%, (US0003M + 3.500%), 06/08/24	1,493,908	0.2
	2,487,670	Supervalu Inc. 2017 Term Loan B, 5.480%, (US0003M + 3.500%), 06/08/24	2,489,847	0.3
			25,380,062	3.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Forest Products: 0.2%
1,870,313	Blount International Inc. USD 2017 Term Loan B, 6.157%, (US0003M + 4.250%), 04/12/23	$1,896,029	0.2
	Health Care: 14.9%
3,978,455	Acadia Healthcare Company, Inc. 2018 Term Loan B4, 4.480%, (US0003M + 2.500%), 02/16/23	4,010,779	0.5
3,640,000	ADMI Corp. 2018 Term Loan B, 5.357%, (US0003M + 3.250%), 04/04/25	3,653,082	0.4
2,085,670	Air Methods Corporation 2017 Term Loan B, 5.802%, (US0003M + 3.500%), 04/21/24	2,076,219	0.3
1,874,932	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.428%, (US0003M + 3.500%), 05/10/23	1,878,740	0.2
5,148,683	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 5.302%, (US0003M + 3.000%), 01/17/22	5,174,426	0.6
1,555,931	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.552%, (US0003M + 4.000%), 09/01/24	1,558,606	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,912,780	Catalent Pharma Solutions Inc. USD Term Loan B, 4.230%, (US0001M + 2.750%), 05/20/24	$3,932,039	0.5
	7,375,500	Change Healthcare Holdings LLC 2017 Term Loan B, 4.730%, (US0001M + 2.750%), 03/01/24	7,380,766	0.9
	5,169,594	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.358%, (US0003M + 3.000%), 06/07/23	5,212,134	0.6
EUR	1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 02/28/25	1,170,950	0.1
	605,425	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 5.302%, (US0003M + 3.250%), 06/28/24	607,695	0.1
	2,329,363	Concentra Inc. 2018 1st Lien Term Loan, 4.660%, (US0003M + 2.750%), 06/01/22	2,348,289	0.3
EUR	1,000,000	Constantin Investissement 4 EUR Term Loan B, 5.607%, (EUR003M + 3.500%), 04/22/24	1,171,810	0.1
	4,272,112	Cotiviti Corporation Term Loan B, 4.560%, (US0003M + 2.500%), 09/28/23	4,288,133	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
751,563	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.490%, (US0003M + 4.500%), 12/20/24	$760,018	0.1
2,119,124	Envision Healthcare Corp Term Loan B, 4.990%, (US0003M + 3.000%), 12/01/23	2,127,401	0.3
3,903,341	ExamWorks Group, Inc. 2017 Term Loan, 5.230%, (US0003M + 3.250%), 07/27/23	3,935,544	0.5
7,741,659	Global Medical Response, Inc. 2018 Term Loan B1, 5.173%, (US0003M + 3.250%), 04/28/22	7,744,345	0.9
1,674,134	Greenway Health, LLC 2017 1st Lien Term Loan, 6.050%, (US0003M + 4.250%), 02/14/24	1,677,273	0.2
2,371,038	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 4.005%, (US0003M + 2.250%), 01/31/25	2,380,612	0.3
2,665,000	Inovalon Holdings, Inc. 2018 Term Loan B, 5.438%, (US0003M + 3.500%), 04/02/25	2,615,863	0.3
4,391,979	Jaguar Holding Company II 2018 Term Loan, 4.649%, (US0003M + 2.500%), 08/18/22	4,394,381	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,300,150	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.552%, (US0003M + 3.250%), 02/02/24	$1,308,601	0.2
2,869,510	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.052%, (US0003M + 2.750%), 06/07/23	2,879,502	0.3
1,961,491	nThrive, Inc. 2016 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 10/20/22	1,964,555	0.2
4,895,000	NVA Holdings, Inc. Term Loan B3, 5.052%, (US0003M + 2.750%), 02/02/25	4,910,297	0.6
1,002,402	Owens & Minor, Inc. Term Loan B, 6.480%, (US0003M + 4.500%), 05/01/25	984,028	0.1
4,632,720	Parexel International Corporation Term Loan B, 4.730%, (US0003M + 2.750%), 09/27/24	4,632,720	0.6
2,070,040	Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.684%, (US0003M + 2.750%), 02/14/25	2,051,927	0.3
100,000	Pearl Intermediate Parent LLC 2018 2nd Lien Term Loan, 8.184%, (US0003M + 6.250%), 02/13/26	100,375	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
608,835	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 1.000%, (US0003M + 2.750%), 02/14/25	$603,508	0.1
1,915,000		PharMerica Corporation 1st Lien Term Loan, 5.428%, (US0003M + 3.500%), 12/06/24	1,922,980	0.2
1,135,625		Press Ganey Holdings, Inc. 2018 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 10/21/23	1,141,777	0.1
101,124		Press Ganey Holdings, Inc. 2nd Lien Term Loan, 8.480%, (US0003M + 7.250%), 10/21/24	102,957	0.0
1,679,576		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.438%, (US0003M + 5.500%), 02/22/24	1,683,775	0.2
3,341,250		Select Medical Corporation 2017 Term Loan B, 4.681%, (US0003M + 2.750%), 03/01/21	3,373,620	0.4
5,795,101		Sotera Health Holdings, LLC 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 05/15/22	5,824,077	0.7
2,835,750		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.350%, (US0001M + 3.250%), 09/02/24	2,835,750	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,182,850	Team Health Holdings, Inc. 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 02/06/24	$3,077,418	0.4
932,950	Tecomet Inc. 2017 Repriced Term Loan, 5.414%, (US0003M + 3.750%), 05/01/24	941,113	0.1
2,018,166	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.980%, (US0003M + 3.000%), 06/23/24	2,026,576	0.2
6,847,412	U.S. Renal Care, Inc. 2015 Term Loan B, 6.552%, (US0003M + 4.250%), 12/31/22	6,820,022	0.8
1,975,000	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.107%, (US0003M + 3.000%), 05/17/25	1,980,710	0.2
1,330,515	Valeant Pharmaceuticals International, Inc. Term Loan B Series F4, 5.420%, (US0001M + 3.500%), 04/01/22	1,335,297	0.2
638,150	Vizient, Inc. 1st Lien Term Loan B, 4.730%, (US0001M + 3.500%), 02/13/23	643,733	0.1
967,575	Wink Holdco, Inc 1st Lien Term Loan B, 4.980%, (US0003M + 3.000%), 12/02/24	965,115	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
575,000	Wink Holdco, Inc 2nd Lien Term Loan B, 8.740%, (US0003M + 6.750%), 11/03/25	$575,000	0.1
		124,784,538	14.9
	Healthcare — Products: 0.2%
1,955,175	Albany Molecular Research, Inc. 2017 1st Lien Term Loan, 5.230%, (US0003M + 3.750%), 08/30/24	1,955,582	0.2
	Home Furnishings: 0.6%
1,422,850	Global Appliance Inc. Term Loan B, 5.990%, (US0003M + 4.000%), 09/29/24	1,448,194	0.2
2,851,464	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 05/02/22	2,848,790	0.3
1,046,464	Serta Simmons Bedding, LLC 1st Lien Term Loan, 5.724%, (US0003M + 3.500%), 11/08/23	927,755	0.1
		5,224,739	0.6
	Industrial Equipment: 3.3%
887,521	Accudyne Industries, LLC 2017 Term Loan, 5.230%, (US0003M + 3.750%), 08/18/24	891,404	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,024,966	Columbus McKinnon Corporation 2018 Term Loan B, 4.802%, (US0003M + 2.500%), 01/31/24	$2,041,368	0.2
	6,180,494	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.909%, (US0003M + 4.000%), 11/30/23	6,122,477	0.7
	1,642,353	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.302%, (US0003M + 3.000%), 12/20/24	1,656,211	0.2
	1,088,576	ExGen Renewables IV, LLC Term Loan B, 5.307%, (US0003M + 3.000%), 11/28/24	1,095,380	0.1
	1,220,000	Filtration Group Corporation 2018 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 03/29/25	1,228,006	0.1
EUR	3,980,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 07/30/24	4,661,545	0.6
	3,111,331	Gardner Denver, Inc. 2017 USD Term Loan B, 5.052%, (US0003M + 2.750%), 07/30/24	3,128,832	0.4
	1,182,000	Global Brass & Copper, Inc. 2016 Term Loan B, 4.500%, (US0003M + 2.500%), 07/18/23	1,190,126	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
1,205,000	Horizon Global Corporation 2018 Term Loan B, 7.107%, (US0003M + 5.000%), 02/16/24	$1,138,725	0.1
1,252,150	Kenan Advantage Group, Inc. 2015 Term Loan, 4.980%, (US0003M + 3.000%), 07/31/22	1,256,323	0.2
380,780	Kenan Advantage Group, Inc. CAD Term Loan B, 4.980%, (US0003M + 3.000%), 07/31/22	382,049	0.0
713,827	Rexnord LLC 2017 Term Loan B, 4.211%, (US0003M + 2.250%), 08/21/24	717,842	0.1
745,000	Robertshaw US Holding Corp 2018 1st Lien Term Loan, 5.500%, (US0003M + 3.500%), 02/28/25	748,493	0.1
445,000	Safe Fleet Acquisition, Corp. 2018 1st Lien Term Loan, 4.910%, (US0003M + 3.000%), 02/01/25	444,166	0.1
410,000	Safe Fleet Acquisition, Corp. 2018 2nd Lien Term Loan, 8.660%, (US0003M + 6.750%), 02/01/26	410,769	0.1
450,000	Waterjet Holdings, Inc. Term Loan, 5.041%, (US0003M + 3.000%), 04/03/25	452,531	0.1
		27,566,247	3.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance: 6.3%
5,945,100	Acrisure, LLC 2017 Term Loan B, 6.609%, (US0003M + 4.250%), 11/22/23	$5,995,633	0.7
6,812,540	Alliant Holdings I, Inc. 2018 Term Loan B, 4.929%, (US0003M + 3.000%), 05/09/25	6,815,892	0.8
3,851,250	AmWINS Group, Inc. 2017 Term Loan B, 4.697%, (US0001M + 2.750%), 01/25/24	3,864,356	0.5
500,000	AmWINS Group, Inc. Second Lien, 8.730%, (US0003M + 6.750%), 01/25/25	505,209	0.0
2,621,825	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.302%, (US0003M + 3.000%), 09/19/24	2,644,221	0.3
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.302%, (US0003M + 7.000%), 09/19/25	674,375	0.1
3,880,718	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.230%, (US0003M + 3.250%), 10/22/24	3,887,994	0.5
2,342,300	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.990%, (US0003M + 3.000%), 04/27/24	2,350,840	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance (continued)
190,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.730%, (US0003M + 6.750%), 04/27/25	$192,375	0.0
752,922	CH Hold Corp. 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 02/01/24	756,687	0.1
6,510,000	Hub International Limited 2018 Term Loan B, 5.360%, (US0003M + 3.000%), 04/25/25	6,510,000	0.8
4,641,250	NFP Corp. Term Loan B, 4.980%, (US0003M + 3.500%), 01/08/24	4,648,987	0.5
3,243,333	Sedgwick, Inc. 1st Lien Term Loan, 4.730%, (US0003M + 2.750%), 03/01/21	3,244,345	0.4
5,900,000	Sedgwick, Inc. 2nd Lien Term Loan, 7.730%, (US0003M + 5.750%), 02/28/22	5,935,034	0.7
3,417,825	USI, Inc. 2017 Repriced Term Loan, 5.302%, (US0003M + 3.000%), 05/16/24	3,430,642	0.4
1,558,676	VF Holding Corp Reprice Term Loan, 5.230%, (US0003M + 3.250%), 06/30/23	1,563,439	0.2
		53,020,029	6.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies: 6.6%
	3,150,000	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.857%, (US0003M + 3.750%), 05/24/25	$3,153,938	0.4
	1,085,000	Airxcel, Inc. 2018 1st Lien Term Loan, 6.468%, (US0003M + 4.500%), 04/25/25	1,087,712	0.1
	460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.857%, (US0003M + 8.750%), 04/27/26	448,500	0.1
	1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.890%, (US0003M + 3.250%), 09/18/24	1,679,619	0.2
EUR	500,000	Crown Finance US, Inc. 2018 EUR Term Loan, 2.625%, (EUR003M + 2.625%), 02/28/25	584,160	0.1
	4,765,000	Crown Finance US, Inc. 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 02/28/25	4,752,425	0.6
	5,052,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 02/01/24	5,035,746	0.6
	4,158,105	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 03/08/24	4,178,247	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
	350,000	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 8.980%, (US0003M + 7.000%), 09/06/24	$358,750	0.0
	5,680,858	Fitness International, LLC 2018 Term Loan B, 5.530%, (US0003M + 3.250%), 04/18/25	5,715,653	0.7
EUR	2,010,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	2,347,736	0.3
EUR	2,000,000	GVC Holdings PLC 2018 EUR Term Loan, 2.750%, (EUR003M + 2.750%), 03/29/24	2,339,076	0.3
	1,625,000	GVC Holdings PLC 2018 USD Term Loan, 4.480%, (US0003M + 2.500%), 03/29/24	1,631,094	0.2
EUR	1,000,000	International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/13/24	1,164,667	0.1
	2,721,937	Kingpin Intermediate Holdings LLC 2017 1st Lien Term Loan B, 6.230%, (US0003M + 4.250%), 06/28/24	2,752,491	0.3
	4,328,565	LTF Merger Sub, Inc. 2017 Term Loan B, 5.056%, (US0003M + 2.750%), 06/10/22	4,341,079	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,316,387	NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.500%), 01/03/24	$1,549,184	0.2
	1,469,499	NEP/NCP Holdco, Inc. 2017 2nd Lien Term Loan, 9.339%, (US0003M + 7.000%), 01/23/23	1,484,194	0.2
	4,685,699	NEP/NCP Holdco, Inc. Incremental Term Loan, 5.552%, (US0003M + 3.250%), 07/21/22	4,709,127	0.6
	882,728	SRAM, LLC 2018 Term Loan B, 4.842%, (US0003M + 2.750%), 03/15/24	887,142	0.1
EUR	1,000,000	Stage Entertainment B.V. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 06/29/24	1,179,097	0.1
	1,092,000	Winnebago Industries, Inc. 2017 Term Loan, 5.547%, (US0003M + 3.500%), 11/08/23	1,100,190	0.1
EUR	1,000,000	Zodiac Pool Solutions LLC 2018 EUR Term Loan B, 4.857%, (EUR003M + 2.750%), 03/07/25	1,171,973	0.1
	1,545,000	Zodiac Pool Solutions LLC 2018 Term Loan B, 4.357%, (US0003M + 2.250%), 03/31/25	1,551,083	0.2
			55,202,883	6.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos: 5.1%
9,649,751	Amaya Hldgs B V 2018 USD Term Loan B, 5.325%, (US0003M + 3.000%), 04/06/25	$9,672,312	1.2
545,875	Belmond Interfin Ltd. Dollar Term Loan, 4.730%, (US0003M + 2.750%), 07/03/24	547,922	0.1
7,840,350	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.730%, (US0003M + 2.750%), 12/22/24	7,855,749	0.9
529,825	CBAC Borrower, LLC 2017 Term Loan B, 5.980%, (US0003M + 4.000%), 07/05/24	534,461	0.1
2,704,563	CityCenter Holdings, LLC 2017 Term Loan B, 4.230%, (US0003M + 2.250%), 04/18/24	2,710,196	0.3
2,625,163	Everi Payments Inc. Term Loan B, 4.980%, (US0003M + 3.000%), 05/09/24	2,642,116	0.3
3,127,163	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.980%, (US0003M + 3.000%), 10/20/24	3,134,980	0.4
870,000	Golden Entertainment, Inc. 2017 2nd Lien Term Loan, 8.970%, (US0003M + 7.000%), 10/20/25	889,575	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
8,720,868	Scientific Games International, Inc. 2018 Term Loan B5, 4.730%, (US0003M + 2.750%), 08/14/24	$8,765,833	1.0
5,761,487	Station Casinos LLC 2016 Term Loan B, 4.490%, (US0003M + 2.500%), 06/08/23	5,772,901	0.7
		42,526,045	5.1
	Nonferrous Metals/Minerals: 1.4%
1,937,813	Fairmount Santrol, Inc. 2017 Term Loan B, 8.302%, (US0003M + 6.000%), 11/01/22	1,947,502	0.2
3,300,000	U.S. Silica Company 2018 Term Loan B, 5.813%, (US0003M + 4.000%), 05/01/25	3,329,288	0.4
6,375,000	Unimin Corporation Term Loan, 5.857%, (US0003M + 3.750%), 04/09/25	6,392,263	0.8
		11,669,053	1.4
	Oil & Gas: 1.9%
1,110,000	Brazos Delaware II, LLC Term Loan B, 5.948%, (US0003M + 4.000%), 05/21/25	1,110,000	0.1
650,641	Crestwood Holdings LLC 2018 Term Loan B, 9.420%, (US0003M + 7.500%), 03/06/23	644,948	0.1
2,711,565	FTS International, Inc. New Term Loan B, 6.730%, (US0003M + 4.750%), 04/16/21	2,733,033	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Oil & Gas (continued)
1,401,488			Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.830%, (US0003M + 4.500%), 12/23/24	$1,397,984	0.2
6,525,750	(2	),(3)	HGIM Corp. Term Loan B, 5.607%, 06/18/20	2,724,501	0.3
2,005,000			McDermott Technology Americas Inc 2018 1st Lien Term Loan, 6.908%, (US0003M + 5.000%), 05/10/25	2,025,551	0.3
2,698,238			Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.230%, (US0003M + 3.250%), 10/30/24	2,660,295	0.3
807,058			MEG Energy Corp. 2017 Term Loan B, 5.810%, (US0003M + 3.500%), 12/31/23	809,580	0.1
1,765,575			Navitas Midstream Midland Basin, LLC Term Loan B, 6.434%, (US0003M + 4.500%), 12/13/24	1,766,678	0.2
				15,872,570	1.9
			Publishing: 1.0%
3,470,000			Meredith Corporation Term Loan B, 4.980%, (US0003M + 3.000%), 01/31/25	3,486,809	0.4
2,974,974			Merrill Communications, LLC 2015 Term Loan, 7.609%, (US0003M + 5.250%), 06/01/22	3,004,724	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,950,510		Tribune Media Company Term Loan C, 4.980%, (US0003M + 3.000%), 01/27/24	$1,954,151	0.2
236,728		Tribune Media Company Term Loan, 4.980%, (US0003M + 3.000%), 12/27/20	237,429	0.0
			8,683,113	1.0
		Radio & Television: 3.8%
2,757,904		A-L Parent LLC 2016 1st Lien Term Loan, 5.240%, (US0003M + 3.250%), 12/01/23	2,782,036	0.3
92,314		A-L Parent LLC 2017 1st Lien Term Loan, 5.357%, (US0003M + 3.250%), 12/01/23	92,919	0.0
3,269,445		CBS Radio Inc. 2017 Term Loan B, 4.698%, (US0003M + 2.750%), 11/17/24	3,264,679	0.4
4,788,591	(2)	Cumulus Media Holdings Inc. 2013 Term Loan, 5.240%, (US0003M + 3.250%), 12/19/20	4,179,243	0.5
2,160,000		Lions Gate Capital Holdings LLC 2018 Term Loan B, 4.211%, (US0003M + 2.250%), 03/24/25	2,162,700	0.3
410,926		Mission Broadcasting, Inc. 2017 Term Loan B2, 4.407%, (US0003M + 2.500%), 01/17/24	412,467	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television (continued)
3,198,949	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 4.407%, (US0003M + 2.500%), 01/17/24	$3,210,945	0.4
7,900,000	Sinclair Television Group Inc. 2017 Term Loan B, 4.607%, (US0003M + 2.500%), 12/12/24	7,910,823	0.9
7,988,815	Univision Communications Inc. Term Loan C5, 4.730%, (US0003M + 2.750%), 03/15/24	7,718,642	0.9
		31,734,454	3.8
	Retailers (Except Food & Drug): 8.3%
1,224,042	Abercrombie & Fitch Management Co. Term Loan B, 5.730%, (US0003M + 3.750%), 08/07/21	1,227,102	0.2
1,491,780	Academy, Ltd. 2015 Term Loan B, 5.942%, (US0003M + 4.000%), 07/01/22	1,186,898	0.1
3,217,708	Ascena Retail Group, Inc. 2015 Term Loan B, 6.500%, (US0003M + 4.500%), 08/21/22	2,825,148	0.3
1,990,000	Bass Pro Group, LLC Term Loan B, 6.980%, (US0003M + 5.000%), 09/25/24	2,002,127	0.2
4,392,820	Belk, Inc. TL B 1L, 7.087%, (US0003M + 4.750%), 12/12/22	3,425,029	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
6,155,671	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.423%, (US0003M + 3.750%), 02/03/24	$6,175,289	0.7
1,244,692	BJs Wholesale Club, Inc. 2017 2nd Lien Term Loan, 9.423%, (US0003M + 7.500%), 02/03/25	1,261,583	0.2
2,738,414	General Nutrition Centers, Inc. 2018 Term Loan B, 10.740%, (US0003M + 8.750%), 03/04/21	2,616,328	0.3
634,233	General Nutrition Centers, Inc. FILO Term Loan, 8.990%, (US0003M + 7.000%), 12/31/22	656,431	0.1
5,454,875	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 4.480%, (US0003M + 2.500%), 08/18/23	5,468,173	0.7
4,695,373	Jo-Ann Stores, Inc. 2016 Term Loan, 7.509%, (US0003M + 5.000%), 10/20/23	4,674,831	0.6
545,000	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.581%, (US0003M + 9.250%), 05/02/24	540,913	0.1
3,700,478	Leslies Poolmart, Inc. 2016 Term Loan, 5.480%, (US0003M + 3.500%), 08/16/23	3,728,694	0.5
4,514,044	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.407%, (US0003M + 3.500%), 03/20/25	4,555,384	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
	516,633	National Vision, Inc. 2017 Repriced Term Loan, 4.730%, (US0003M + 2.750%), 11/20/24	$516,633	0.1
	4,184,089	Neiman Marcus Group, Inc. (The) 2020 TL B, 5.173%, (US0003M + 3.250%), 10/25/20	3,712,073	0.4
	3,130,966	Party City Holdings Inc. 2018 Term Loan B, 4.941%, (US0003M + 2.750%), 08/19/22	3,147,597	0.4
EUR	3,909,551	Peer Holding B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 02/13/25	4,556,752	0.5
	5,669,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.609%, (US0003M + 3.250%), 01/26/23	4,009,147	0.5
	12,619,798	PetSmart, Inc., 4.920%, (US0003M + 3.000%), 03/11/22	9,884,003	1.2
	2,845,000	Shutterfly, Inc. Term Loan B2, 4.730%, (US0003M + 2.750%), 08/17/24	2,866,781	0.3
			69,036,916	8.3
		Steel: 0.4%
	3,665,000	GrafTech Finance, Inc. 2018 Term Loan B, 5.423%, (US0003M + 3.500%), 02/12/25	3,690,197	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Surface Transport: 1.3%
737,550	AI Mistral Holdco Limited 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 03/09/24	$735,936	0.1
4,763,063	Navistar International Corporation 2017 1st Lien Term Loan B, 5.430%, (US0003M + 3.500%), 11/06/24	4,801,762	0.6
1,987,740	OSG Bulk Ships, Inc OBS Term Loan, 6.770%, (US0003M + 4.250%), 08/05/19	1,972,832	0.2
656,700	PODS, LLC Term Loan B3, 4.928%, (US0003M + 3.000%), 12/06/24	658,547	0.1
2,532,357	XPO Logistics, Inc. 2018 Term Loan B, 3.961%, (US0003M + 2.000%), 02/24/25	2,541,423	0.3
		10,710,500	1.3
	Telecommunications: 7.8%
2,717,500	Altice Financing SA 2017 USD Term Loan B, 5.098%, (US0003M + 2.750%), 07/15/25	2,678,436	0.3
1,960,150	Altice Financing SA USD 2017 1st Lien Term Loan, 5.098%, (US0003M + 2.750%), 01/31/26	1,936,138	0.2
705,000	Asurion LLC 2017 2nd Lien Term Loan, 7.980%, (US0003M + 6.000%), 08/04/25	722,625	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
	6,291,488	Asurion LLC 2017 Term Loan B4, 4.730%, (US0003M + 2.750%), 08/04/22	$6,320,982	0.7
	5,577,381	Asurion LLC 2018 Term Loan B6, 4.730%, (US0003M + 2.750%), 11/03/23	5,606,763	0.7
	4,384,013	Avaya, Inc. Exit Term Loan B, 6.684%, (US0003M + 4.750%), 12/15/24	4,416,108	0.5
	5,905,200	CenturyLink, Inc. 2017 Term Loan B, 4.730%, (US0003M + 2.750%), 01/31/25	5,839,824	0.7
	1,970,377	Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.980%, (US0003M + 3.000%), 10/24/22	1,920,084	0.2
	3,168,418	Consolidated Communications, Inc. 2016 Term Loan B, 4.990%, (US0003M + 3.000%), 10/04/23	3,149,274	0.4
	1,495,944	Global Tel*Link Corporation 1st Lien Term Loan, 6.302%, (US0003M + 4.000%), 05/23/20	1,508,099	0.2
	1,700,000	Global Tel*Link Corporation 2nd Lien Term Loan, 10.552%, (US0003M + 7.750%), 11/23/20	1,709,916	0.2
EUR	1,000,000	GTT Communications, Inc. 2018 EUR Term Loan, 5.357%, (EUR003M + 3.250%), 04/26/25	1,167,954	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,290,000	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 4.980%, (US0003M + 3.000%), 11/15/24	$2,303,836	0.3
985,000	Numericable Group SA USD Term Loan B12, 5.348%, (US0003M + 3.000%), 01/31/26	971,456	0.1
2,254,725	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.480%, (US0003M + 4.500%), 11/01/24	2,275,511	0.3
600,000	Securus Technologies Holdings, Inc. 2018 Delayed Draw Term Loan, 6.607%, (US0003M + 4.500%), 11/01/24	603,750	0.1
1,845,000	Speedcast International Limited Term Loan B, 5.001%, (US0003M + 2.500%), 05/02/25	1,849,996	0.2
5,103,450	Sprint Communications, Inc. 1st Lien Term Loan B, 4.500%, (US0003M + 2.500%), 02/02/24	5,109,829	0.6
2,665,000	Syniverse Holdings, Inc. 2018 1st Lien Term Loan, 6.928%, (US0003M + 5.000%), 03/09/23	2,690,651	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
	935,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 10.928%, (US0003M + 9.000%), 03/11/24	$931,494	0.1
	4,125,000	Telenet Financing USD LLC USD Term Loan AN, 4.357%, (US0003M + 2.250%), 08/17/26	4,127,578	0.5
EUR	500,000	Telenet International Finance S.a.r.l. EUR Term Loan AM, 2.750%, (EUR003M + 2.750%), 12/15/27	584,224	0.1
EUR	500,000	Telenet International Finance S.a.r.l. EUR Term Loan AO, 4.607%, (EUR003M + 2.500%), 12/15/27	584,224	0.1
	3,110,000	Telenet International Finance S.a.r.l. USD Term Loan AL, 4.419%, (US0003M + 2.500%), 03/01/26	3,110,324	0.4
	1,462,007	U.S. Telepacific Corporation 2017 Term Loan B, 7.302%, (US0003M + 5.000%), 05/02/23	1,439,467	0.2
	1,567,261	Windstream Corporation Repriced Term Loan B6, 5.940%, (US0003M + 4.000%), 03/29/21	1,506,529	0.2
			65,065,072	7.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities: 4.5%
4,987,500	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.480%, (US0003M + 2.500%), 01/15/25	$4,988,393	0.6
2,913,125	Dayton Power & Light Company (The) Term Loan B, 3.990%, (US0003M + 3.250%), 08/24/22	2,925,870	0.4
4,016,006	Dynegy Inc. 2017 Term Loan C2, 4.461%, (US0003M + 2.500%), 02/07/24	4,023,536	0.5
1,382,954	EFS Cogen Holdings I LLC 2016 Term Loan B, 5.560%, (US0003M + 3.500%), 06/28/23	1,388,140	0.2
1,515,538	Entergy Rhode Island State Energy, L.P. Term Loan B, 6.740%, (US0003M + 4.750%), 12/17/22	1,530,693	0.2
1,080,000	Frontera Generation Holdings LLC 2018 Term Loan B, 6.159%, (US0003M + 4.250%), 05/02/25	1,083,825	0.1
2,151,685	Helix Gen Funding, LLC Term Loan B, 5.730%, (US0003M + 3.750%), 06/02/24	2,160,595	0.3
2,382,625	Longview Power LLC Term Loan B, 8.360%, (US0003M + 6.000%), 04/13/21	2,049,057	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities (continued)
828,397	Middle River Power LLC Term Loan B, 9.302%, (US0003M + 7.000%), 10/18/22	$774,552	0.1
1,149,141	Nautilus Power, LLC Term Loan B, 6.230%, (US0003M + 4.250%), 05/16/24	1,160,453	0.1
1,889,125	Southeast PowerGen, LLC Term Loan B, 5.490%, (US0003M + 3.500%), 12/02/21	1,775,778	0.2
5,226,696	TEX Operations Co. LLC Exit Term Loan B, 4.480%, (US0003M + 2.500%), 08/04/23	5,259,363	0.6
928,571	TEX Operations Co. LLC Exit Term Loan C, 4.480%, (US0003M + 2.500%), 08/04/23	934,375	0.1
3,273,294	TPF II Power, LLC Term Loan B, 5.730%, (US0003M + 3.750%), 10/02/23	3,280,712	0.4
3,860,000	Vistra Energy Corp. 1st Lien Term Loan B3, 4.107%, (US0003M + 2.000%), 12/01/25	3,854,831	0.5
		37,190,173	4.5
	Total Senior Loans (Cost $1,232,766,364)	1,221,895,718	146.1
Shares				Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
150,917	(3)		Cengage Learning Holdings II L.P.	$905,502	0.1
40,950	(3)		Everyware Global, Inc.	330,180	0.1
205,396	(3)		Longview Power LLC	76,202	0.0
75,853	(3)		Millennium Health, LLC	1,138	0.0
—	(3	),(4)	Millennium Health, LLC Corporate Claims Trust	—	0.0
407	(3)		Southcross Holdings GP LLC	—	0.0
407	(3)		Southcross Holdings LP Class A	119,047	0.0
			Total Equities and Other Assets (Cost $8,191,806)	1,432,069	0.2
			Total Investments (Cost $1,240,958,170)	$1,223,327,787	146.3
			Liabilities in Excess of Other Assets	(387,026,090)	(46.3)
			Net Assets	$836,301,697	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 7 for additional details.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Non-income producing security.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR003M  —  3-month EURIBOR

EUR006M  —  6-month EURIBOR

PRIME  —  Federal Reserve Bank Prime Loan Rate

US0001M  —  1-month LIBOR

US0003M  —  3-month LIBOR

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Senior Loans	$—	$1,221,895,718	$—	$1,221,895,718
Equities and Other Assets	—	1,432,069	—	1,432,069
Total Investments, at fair value	$—	$1,223,327,787	$—	$1,223,327,787
Other Financial Instruments+
Forward Foreign Currency Contracts	—	670,234	—	670,234
Total Assets	$—	$1,223,998,021	$—	$1,223,998,021
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,984)	$—	$(5,984)
Total Liabilities	$—	$(5,984)	$—	$(5,984)

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2018, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,637,211	EUR	48,585,000	State Street Bank & Trust Co.	07/12/18	$670,234
USD	2,339,060	EUR	2,000,000	State Street Bank & Trust Co.	07/12/18	(5,984)
						$664,250

Currency Abbreviations

EUR  —  EU Euro

USD  —  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$670,234
Total Asset Derivatives		$670,234
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,984
Total Liability Derivatives		$5,984

The effect of derivative instruments on the Trust's Statement of Operations for the period ended May 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$2,848,693
Total	$2,848,693
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Foreign currency related transactions*
Foreign exchange contracts	$834
Total	$834

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF MAY 31, 2018 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

State Street Bank and Trust Co.
Assets:
Forward foreign currrency contracts	$670,234
Total Assets	$670,234
Liabilities:
Forward foreign currency contracts	$5,984
Total Liabilities	$5,984
Net OTC derivative instruments by counterparty, at fair value	$664,250
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$664,250

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,241,020,055.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,783,956
Gross Unrealized Depreciation	(24,269,074)
Net Unrealized Depreciation	$(16,485,118)

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Program. Shareholders are advised to review a fuller explanation of the Program contained in the Trust's statement of additional information.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the transfer agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed participation form to the transfer agent, the Program administrator. The transfer agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting the Trust's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting the Trust's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2018 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2018	February 9, 2018	February 23, 2018
February 28, 2018	March 9, 2018	March 22, 2018
March 29, 2018	April 9, 2018	April 23, 2018
April 30, 2018	May 9, 2018	May 22, 2018
May 31, 2018	June 8, 2018	June 22, 2018
June 29, 2018	July 9, 2018	July 23, 2018
July 31, 2018	August 9, 2018	August 22, 2018
August 31, 2018	September 7, 2018	September 24, 2018
September 28, 2018	October 9, 2018	October 22, 2018
October 31, 2018	November 9, 2018	November 23, 2018
November 30, 2018	December 7, 2018	December 24, 2018
December 19, 2018	December 28, 2018	January 11, 2019

Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of common stock as of May 31, 2018 was 2,339 which does not include approximately 35,730 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on July 28, 2017 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

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